Investments in and Advances to Affiliates - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Ownership percentage of affiliates by Ricoh, minimum	20.00%	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%	50.00%
Ricoh's carrying value of equity investments	$ 5,415	¥ 444,000	¥ 213,000